Note 11 - Income Taxes - Components of Net Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset	$ 12,413	$ 9,684
Deferred tax liability	(5,324)	(3,548)
Net deferred tax asset	7,089	6,136
Financial statement allowance for loan losses in excess of tax allowance	9,840	7,283
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,461)	(2,976)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,253	1,193
Writedown of other real estate not deductible for income tax purposes until sold	0	157
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized gain on securities available-for-sale	(2,535)	(245)
Equity based compensation	854	625
Other items, net	465	426
Domestic Tax Authority [Member]
Deferred tax asset	9,500	7,444
Deferred tax liability	(4,000)	(2,666)
State and Local Jurisdiction [Member]
Deferred tax asset	2,913	2,240
Deferred tax liability	$ (1,324)	$ (882)